Segment Information - Schedule of significant expense categories (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of significant expense categories [Line Items]
Revenues	$ 7,899,249	$ 10,963,174	$ 14,034,779	$ 26,930,195	$ 47,482,015	$ 69,658,420
Gross profit	4,840,661	10,277,997	8,600,152	25,391,580	44,438,925	55,915,136
General and administrative expenses	6,496,530	6,871,997	13,717,319	13,868,762	23,794,216	18,799,039
Research and development expenses	733,616	1,957,352	1,870,845	3,647,506	7,086,087	1,911,031
Sales and marketing expenses	5,321,885	1,275,150	9,067,472	2,398,528	14,028,352	3,868,704
Depreciation and amortization expense	689,317	60,739	1,229,754	114,700	219,417	212,732
Other (expense) income	(594,035)	409	(592,864)	3,070	(114,348)	32,696
Income tax expense		167,340		1,539,751	6,191,266	(496,845)
Net (loss) income	(8,971,360)	10,613	(17,791,065)	3,918,735	(6,580,912)	31,030,713
Interest expense (income), net	(23,362)	(64,785)	(87,037)	(93,332)	(413,849)	622,458
Operating Segments [Member]
Schedule of significant expense categories [Line Items]
Revenues	7,899,249	10,963,174	14,034,779	26,930,195	47,482,015	69,658,420
Cost of goods sold	3,058,588	685,177	5,434,627	1,538,615	3,043,090	13,743,284
Gross profit	4,840,661	10,277,997	8,600,152	25,391,580	44,438,925	55,915,136
General and administrative expenses	521,980	700,222	1,017,523	1,412,898	2,548,730	396,463
Research and development expenses	23,430	30,645	49,644	50,900	110,594	43,607
Sales and marketing expenses	917,430	109,044	1,375,866	239,460	636,258	536,605
Professional Fees	5,020,081	4,751,253	11,119,844	9,194,599	26,141,136	8,868,332
Compensation and related	6,069,110	4,513,335	11,092,759	9,016,939	15,471,937	14,733,768
Depreciation and amortization expense	689,317	60,739	1,229,754	114,700	219,417	212,732
Interest income, net	(23,362)	(64,785)	(87,037)	(93,332)
Other (expense) income	594,035	(409)	592,864	(3,070)	114,348	2,541
Income tax expense		167,340		1,539,751	6,191,266	(496,845)
Segment expense	13,812,021	10,267,384	26,391,217	21,472,845	51,019,837	24,884,423
Net (loss) income	$ (8,971,360)	$ 10,613	$ (17,791,065)	$ 3,918,735	(6,580,912)	31,030,713
Interest expense (income), net					$ (413,849)	$ 587,222